Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	INVESTED PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Supplement [Text Block]	ip_SupplementTextBlock	InvestEd Portfolios

Supplement dated November 25, 2013 to the

InvestEd Portfolios Prospectus

dated April 30, 2013

The following replaces the last paragraph of the "Principal Investment Strategies" section for InvestEd Growth Portfolio on page 4 of the InvestEd Portfolios Prospectus:

Although the majority of the Portfolio's indirect stock holdings are of large cap companies (typically companies with market capitalizations of at least $10 billion), the Portfolio is likely to have potentially significant exposure to mid cap companies (as defined herein), foreign companies and, to a lesser extent, small cap companies (as defined herein).

InvestEd Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ip_SupplementTextBlock	InvestEd Portfolios

Supplement dated November 25, 2013 to the

InvestEd Portfolios Prospectus

dated April 30, 2013

The following replaces the last paragraph of the "Principal Investment Strategies" section for InvestEd Growth Portfolio on page 4 of the InvestEd Portfolios Prospectus:

Although the majority of the Portfolio's indirect stock holdings are of large cap companies (typically companies with market capitalizations of at least $10 billion), the Portfolio is likely to have potentially significant exposure to mid cap companies (as defined herein), foreign companies and, to a lesser extent, small cap companies (as defined herein).